Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Time Deposit Maturities, Next Twelve Months	$ 103,601
Time Deposit Maturities, Year Two	53,474
Time Deposit Maturities, Year Three	25,230
Time Deposit Maturities, Year Four	15,254
Time Deposit Maturities, Year Five	13,701
Time Deposits, Total	211,260	221,774
Time Deposits, $100,000 or More	$ 71,311	$ 80,554